Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

During the years ended December 31, 2016, 2017 and 2018, related party transactions were as follows:

	Years Ended December 31 (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	320,546	558,543	294,984	42,904
One-time commissions earned from funds subscribed by shareholders	896	2,517	—	—

Total one-time commissions	321,442	561,060	294,984	42,904

Recurring services fee
Investee funds of Gopher Assets	546,662	610,077	929,911	135,250
Wanjia Win-Win	7,441	1,079	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	42,404	49,425	33,009	4,801
Investee funds of Gopher Capital GP Ltd.	164,489	200,149	252,782	36,766
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	5,449	—	—	—
Wuhu Bona	7,728	—	8,491	1,235
Recurring services fee earned from funds subscribed by shareholders	1,553	—	2,868	417

Total recurring services fee	775,726	860,730	1,227,061	178,469

Performance-based income
Investee funds of Gopher Assets	32,206	44,580	92,128	13,399
Investee funds of Gopher Capital GP Ltd.	380	9,922	8,405	1,223
Wanjia Win-Win	6,915	—	—	—

Total performance-based income	39,501	54,502	100,533	14,622

Other service fee
Other services subscribed by shareholders	1,706	23,313	29,227	4,251
Investee funds of Gopher Capital GP Ltd.	82	1	—	—

Total other service fee	1,788	23,314	29,227	4,251

Total	1,138,457	1,499,606	1,651,805	240,246

Amounts Due from Related Parties

As of December 31, 2017 and 2018, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Wanjia Win-Win	5,526	277	40
Investee funds of Gopher Assets	448,794	470,481	68,429
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	627	110	16
Wuhu Bona	1,777	—	—
Investee funds of Gopher Capital GP Ltd.	39,903	55,556	8,080
Shanghai Noah Rongyao Insurance Broker Co., Ltd	8,304	—	—

Total	504,931	526,424	76,565

As of December 31, 2017 and 2018, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Investee funds of Gopher Assets	10,523	32,007	4,655
Investee funds of Gopher Capital GP Ltd.	—	13,770	2,003

Total	10,523	45,777	6,658

Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties

As of December 31, 2017 and 2018, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Investee funds of Gopher Assets	31,523	88,158	12,822
Wanjia Win-Win	—	1,006	146
Investee funds of Gopher Capital GP Ltd.	—	10,311	1,500

Total	31,523	99,475	14,468